PROSHARES TRUST
ProShares Ultra SK hynix
(the “Fund”)
Supplement dated July 2, 2026
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated July 5, 2026, as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.